Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 179,666	¥ 163,336
Fair Value		795,001
Valuation Technique(s)	Business enterprise value multiples
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 605,520 [1]	¥ 795,001	[1]	¥ 1,254,483	[1]	¥ 0
Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Mortality rate
Weighted Average Discount Rate	1.00%	1.00%
Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Lapse rate
Weighted Average Discount Rate	14.70%	14.50%
Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate	82.70%	85.20%
Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 605,520	¥ 795,001
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	0.10%	0.10%
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 37,855
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate		0.10%
Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Mortality rate
Weighted Average Discount Rate	1.00%	0.90%
Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Lapse rate
Weighted Average Discount Rate	14.90%	15.00%
Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate	99.20%	99.40%
Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 22,116
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	0.10%
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 124,516	¥ 99,522		97,051		84,001
Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,613
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	1.10%
Available-for-sale securities | Corporate debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 5	5
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Available-for-sale securities | Specified bonds issued by SPEs in Japan | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 806
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate		0.90%
Available-for-sale securities | Specified bonds issued by SPEs in Japan | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,087	¥ 2,655
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Weighted Average Discount Rate		18.50%
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Probability of default
Weighted Average Discount Rate	3.60%
Weighted Average Probability of default		8.20%
Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 57,858	¥ 38,493
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	18.00%
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Probability of default
Weighted Average Discount Rate	0.80%
Weighted Average Probability of default		0.90%
Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 13,890	¥ 7,432
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	8.90%	12.70%
Available-for-sale securities | Other asset-backed securities and debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 50,063	¥ 50,131
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 27,801	17,751		¥ 8,723		¥ 6,317
Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 894
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	8.60%
Other securities | Investment funds | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 15,705	7,599
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 11,202	¥ 10,152
Valuation Technique(s)	Internal cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	10.00%	13.60%
Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,525	¥ 4,876
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	11.70%	11.70%
Derivative assets | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,708	¥ 3,332
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Minimum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%	0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%	1.50%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%	0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.10%	0.20%
Minimum | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.20%
Minimum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%	0.00%
Minimum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%	1.50%
Minimum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%	0.00%
Minimum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.10%
Minimum | Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.50%
Minimum | Available-for-sale securities | Specified bonds issued by SPEs in Japan | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.90%
Minimum | Available-for-sale securities | Specified bonds issued by SPEs in Japan | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		6.40%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%
Weighted Average Probability of default		0.00%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	6.40%
Minimum | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.60%
Weighted Average Probability of default		0.70%
Minimum | Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.00%	1.00%
Minimum | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.40%
Minimum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%	10.00%
Minimum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.00%	10.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%	100.00%
Weighted Average Probability of default	100.00%	100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	54.00%	54.00%
Weighted Average Probability of default	54.00%	54.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%	100.00%
Weighted Average Probability of default	100.00%	100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.50%	0.50%
Weighted Average Probability of default	0.50%	0.50%
Maximum | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		0.50%
Maximum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%	100.00%
Maximum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	54.00%	54.00%
Maximum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%	100.00%
Maximum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.50%
Maximum | Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.60%
Maximum | Available-for-sale securities | Specified bonds issued by SPEs in Japan | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		32.40%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	26.40%
Weighted Average Probability of default		34.00%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	22.60%
Maximum | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	11.00%
Weighted Average Probability of default		1.10%
Maximum | Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	51.20%	32.40%
Maximum | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.00%
Maximum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	40.00%	40.00%
Maximum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	15.00%	15.00%

[1]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.